Stock-based Compensation (Employee PSUs) (Details) - CAD CAD / shares in Units, CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Beginning Balance	606,646
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted	74,855
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercised	570
Ending Balance	680,931	606,646
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning Balance	CAD 26.27
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	37.6
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Exercises in Period, Weighted Average Grant Date Fair Value	46.58
Ending Balance	CAD 27.5	CAD 26.27
Performance Share Unit Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value [Abstract]
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	CAD 4.0	CAD 3.0
Performance Share Unit Plan [Member] | Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Beginning Balance	497,496
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted	280,950
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercised	208,999
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Forfeitures	8,567
Ending Balance	560,880	497,496
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning Balance	CAD 34.5
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	40.6
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Exercises in Period, Weighted Average Grant Date Fair Value	34.39
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value	37.54
Ending Balance	CAD 37.55	CAD 34.5
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value [Abstract]
Beginning Balance	CAD 21.5
Ending Balance	CAD 25.5	CAD 21.5